INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Domestic	$ (27,002)	$ (20,570)
Foreign	35	(500)
Income before income taxes	$ (26,967)	$ (21,070)